NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Beginning Balance			$ 12,722
Capital contributions	$ 0	$ 10	7	$ 257
Disposal		(53)		(53)
Other	(24)	0	(50)	1
Ending Balance	11,258		11,258		$ 12,722
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance			8,742	8,129	8,129
Net income (loss)			118		262
OCI			(788)		795
Capital contributions			8		430
Disposal		(53)		(53)	(172)
Distributions			(251)		(706)
Other		$ (1)	(16)	(5)	4
Ending Balance	7,813		7,813		8,742
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance			922	900	900
Net income (loss)			(5)		0
OCI			(38)		46
Capital contributions			0		0
Disposal					0
Distributions			(5)		(24)
Other			2		0
Ending Balance	876		$ 876		922
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,851	1,929	1,929
Net income (loss)			(6)		(13)
OCI			(114)		134
Capital contributions			3		0
Disposal					(87)
Distributions			(25)		(120)
Other			1		8
Ending Balance	1,710		$ 1,710		1,851
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,597	2,469	2,469
Net income (loss)			22		73
OCI			(283)		330
Capital contributions			2		2
Disposal					0
Distributions			(123)		(274)
Other			(14)		(3)
Ending Balance	2,201		$ 2,201		2,597
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance			$ 163	0	0
Net income (loss)			14		6
OCI			1		(3)
Capital contributions			19		159
Disposal					0
Distributions			0		0
Other			(2)		1
Ending Balance	195		$ 195		163
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance			$ 618	276	276
Net income (loss)			19		19
OCI			(26)		61
Capital contributions			(18)		268
Disposal					0
Distributions			0		(1)
Other			(1)		(5)
Ending Balance	592		$ 592		618
Interests held by third parties			50.00%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance			$ 89	124	124
Net income (loss)			14		17
OCI			0		(41)
Capital contributions			0		0
Disposal					0
Distributions			(9)		(11)
Other			(1)		0
Ending Balance	93		$ 93		89
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,375	2,212	2,212
Net income (loss)			60		154
OCI			(312)		266
Capital contributions			0		0
Disposal					0
Distributions			(81)		(259)
Other			2		2
Ending Balance	2,044		$ 2,044		2,375
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance			$ 13	15	15
Net income (loss)			0		1
OCI			(2)		2
Capital contributions			0		(2)
Disposal					0
Distributions			0		(1)
Other			(1)		(2)
Ending Balance	10		$ 10		13
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning Balance			$ 114	$ 204	204
Net income (loss)			0		5
OCI			(14)		0
Capital contributions			2		3
Disposal					(85)
Distributions			(8)		(16)
Other			(2)		3
Ending Balance	$ 92		$ 92		$ 114
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			20.00%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%